GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 24, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for JP Morgan Chase & Company

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

The American Century VP Value Fund has restated its expenses. The Fund row in Appendix A is hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Mid-Cap Value	American Century VP Value Fund (Class I) - American Century Investment Management, Inc.	0.71%^	24.51%	9.55%	12.03%
^ The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP207

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 24, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for KPMG LLP Retirees and Terminated Partners Prior to 11/5/2003

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

The American Century VP Value Fund has restated its expenses. The Fund row in Appendix A is hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Mid-Cap Value	American Century VP Value Fund (Class I) - American Century Investment Management, Inc.	0.71%^	24.51%	9.55%	12.03%
^ The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP208